Operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint operations [abstract]
Schedule of Equity Interest in Subsidiaries of the Company
The table below lists the operational activities in which the Company’s subsidiaries are engaged, as well as the changes in ownership that occurred in the year, when applicable.

				% Equity interest
				December 31,
Company	Type of investment	Main activity	Country	2021	2020

IntelAzul S.A. (formerly "Tudo Azul S.A.")	Direct	Frequent-flyer program	Brazil	100.00%	100.00%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Direct	Airline operations	Brazil	100.00%	100.00%
Azul Conecta Ltda.	Indirect	Airline operations	Brazil	100.00%	100.00%
ATS Viagens e Turismo Ltda.	Indirect	Travel packages	Brazil	99.90%	99.90%
Fundo Safira(*)	Indirect	Exclusive investment fund	Brazil	—	100.00%
Cruzeiro Participações S.A	Indirect	Holding of equity interests in other companies	Brazil	99.90%	99.90%
Azul Investments LLP	Indirect	Funding	USA	100.00%	100.00%
Azul SOL LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Finance LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Finance 2 LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Blue Sabiá LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Canela Investments LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Canela Turbo Three LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Saíra LLC	Indirect	Aircraft financing	USA	100.00%	100.00%

(*)	Exclusive investment fund discontinued on July 22, 2021.

Schedule capital structure and net working capital

	December 31,		December 31,
Description	2021	2020	Variation	2019	Variation

Net working capital	(5,863,917)	(4,795,208)	(1,068,709)	(2,723,289)	(2,071,919)
Equity	(18,333,003)	(14,148,750)	(4,184,253)	(3,519,174)	(10,629,576)

Breakdown of balances of provision for impairment and onerous liability

	December 31,
Description	2021	2020

Provision for impairment of ROU	(605,651)	(706,614)
Provision for impairment of aircraft and engine	(68,693)	(211,062)
Provision for impairment of rotables	(225,797)	(225,797)
Provision for impairment of other assets	(12,013)	(75,075)
Total provision for impairment of Company assets	(912,154)	(1,218,548)

Provision for onerous liabilities	(693,407)	(1,340,522)

Total	(1,605,561)	(2,559,070)

Rollforward of the provision for impairment and onerous liability

Description	Impairment of assets	Onerous liabilities	Total

Balance at December 31, 2019	(2,075,582)	(821,751)	(2,897,333)
Foreign currency exchange	—	(213,280)	(213,280)
Interest expense	—	(206,011)	(206,011)
Additions	—	(362,426)	(362,426)
Consumption	272,006	262,946	534,952
Maintenance reserves	(20,486)	—	(20,486)
Sale of aircraft	13,123	—	13,123
Renegotiation of lease contracts (lease modification)	581,926	—	581,926
Other	10,465	—	10,465
Balance at December 31, 2020	(1,218,548)	(1,340,522)	(2,559,070)
Foreign currency exchange	—	(103,858)	(103,858)
Interest expense	—	(156,516)	(156,516)
Reversals	494,592	970,811	1,465,403
Additions	(188,198)	(201,523)	(389,721)
Consumption	—	188,842	188,842
Initial recognition of sublease(*)	—	(50,641)	(50,641)
Balance at December 31, 2021	(912,154)	(693,407)	(1,605,561)

(*)	The balance was transferred from “Provision for onerous liabilities” to “Aircraft sublease receivables”, as it refers to the estimated amount of the sublease receivable for two aircraft delivered to Breeze.